Share-based payment arrangements - LTIP (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) SFr / shares	Dec. 31, 2016 USD ($) component shares	Dec. 31, 2015 SFr / shares	Dec. 31, 2015 USD ($) component shares	Dec. 31, 2014 SFr / shares	Dec. 31, 2014 USD ($) component
LTIP
Summary of the activity related to share-based compensation arrangements.
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares	SFr 20.77
LTIP | Performance shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)		2.8
Granted (in number of shares)		1.0
Vested (in number of shares)		(0.7)
Forfeited (in number of shares)		(0.2)
End of period (in number of shares)		2.9		2.8
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares	20.96
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares	20.77		SFr 21.54		SFr 20.35
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share) | SFr / shares	20.93
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares	20.95
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares	SFr 20.89		SFr 20.96
Aggregate fair value of shares, at the dates of grant | $		$ 22		$ 23		$ 22
Grant-date fair value of shares vested | $		$ 15		$ 12		$ 15
LTIP | Performance shares to be settled in either cash or equity or all equity
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)		2.1
Granted (in number of shares)		1.0
Vested (in number of shares)		(0.5)
End of period (in number of shares)		2.6		2.1
LTIP | Performance shares to be settled in equity
Summary of the activity related to share-based compensation arrangements.
Unrecognized compensation cost at end of period | $	SFr 19	$ 19
Weighted average period over which unrecognized share-based compensation costs are expected to be reported		2 years
LTIP | Performance shares to be settled in cash
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)		0.7
Vested (in number of shares)		(0.2)
Forfeited (in number of shares)		(0.2)
End of period (in number of shares)		0.3		0.7
LTIP 2016, 2015 and 2014 Launches | Vesting based on earnings per share performance
Share-based Compensation Arrangement by Share-based Payment Award
Period of weighted cumulative earnings per share performance		3 years		3 years		3 years
Percentage of cumulative earnings per share performance of the first year's result		33.00%		33.00%		33.00%
Percentage of cumulative earnings per share performance of the second year's result		67.00%		67.00%		67.00%
Percentage of cumulative earnings per share performance of the third year's result		100.00%		100.00%		100.00%
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant		200.00%		200.00%		200.00%
LTIP 2016 and 2015 Launches
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP) | component		2		2
LTIP 2016 and 2015 Launches | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage if criteria threshold is equaled or exceeded		100.00%		100.00%
LTIP 2016 and 2015 Launches | Performance shares to be settled in equity | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		70.00%
LTIP 2016 and 2015 Launches | Performance shares to be settled in equity | Vesting based on earnings per share performance
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		70.00%
LTIP 2016 and 2015 Launches | Performance shares to be settled in either cash or equity | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		30.00%
LTIP 2016 and 2015 Launches | Performance shares to be settled in either cash or equity | Vesting based on earnings per share performance
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		30.00%
LTIP 2014 Launch
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP) | component						2
LTIP 2014 Launch | Performance shares to be settled in equity | Vesting based on retention
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		70.00%
LTIP 2014 Launch | Performance shares to be settled in either cash or equity | Vesting based on retention
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		30.00%
LTIP 2014 Launch | Performance shares to be settled in cash | Vesting based on earnings per share performance
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		100.00%